Derivative financial instruments - Disclosure of effect on the income statement and OCI as a result of hedge accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Recycled to trading income
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on hedges of net investments in foreign operations, net of tax	£ 0	£ 0
Amount recycled from OCI due to sale of investment or cash flows no longer expected to occur, hedges of net investments in foreign operations	(1)	(6)
Interest rate risk | Recycled to net interest income
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount recycled from OCI due to hedged item affecting income statement, cash flow hedges	(1,830)	(1,752)
Amount recycled from OCI due to sale of investment or cash flows no longer expected to occur, cash flow hedges	0	2
Foreign exchange risk | Recycled to trading income
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on hedges of net investments in foreign operations, net of tax	(12)	1,327
Amount recycled from OCI due to sale of investment or cash flows no longer expected to occur, hedges of net investments in foreign operations	£ 0	£ 0